Steven I. Koszalka Secretary American Funds Portfolio Series 6455 Irvine Center Drive Irvine, California 92618-4518 (213) 486-9447 siik@capgroup.com

September 2, 2014

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds Portfolio Series –
File No. 333-178936 and No. 811-22656

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on August 28, 2014 of Registrant’s Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka